Acquisitions (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 06, 2015 USD ($) store	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Property, Plant and Equipment, Gross		$ 158,530	$ 153,671
Deposits		3,083,975	2,872,787
Goodwill, Acquired During Period		76,256	71,401	$ 71,401
Merger-related costs		598	0	5,526
Professional fees		$ 2,391	$ 2,049	3,028
American Founders Bank [Member]
Business Acquisition [Line Items]
Number of branches acquired | store	3
Business Combination, Premium on Non-Time Deposits ($s)	$ 5,200
Business Combination, Premium on Loans ($s)	$ 1,200
Business Combination, Premium on Non-Time Deposits (%)	5.50%
Business Combination, Average Days for Premium Calculation	20
Business Combination, Premium on Loans (%)	1.00%
Property, Plant and Equipment, Gross	$ 4,000
Carry Value of Loans at Acquisition Date	119,242
Deposits	145,000
Premium on time deposits	100
Premium on time deposits amortization period		3 years
Core deposit intangible	1,400
Amortization time period for core deposit intangible assets		10 years
Goodwill, Acquired During Period	$ 7,900
Merger-related costs		$ 600
Community Financial Corporation [Member]
Business Acquisition [Line Items]
Merger-related costs				$ 5,500
Severance costs		2,500
Professional fees		1,400
Data processing costs		$ 1,100